Financial Information of VIE and VIE's Subsidiaries (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014		Sep. 30, 2013		Sep. 30, 2012
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 118,075		$ 71,919
Prepayment and other current assets	3,749		4,087
Total current assets	149,613		84,685
Total assets	171,629		105,994
Total current liabilities	72,109		40,797
Total liabilities	73,219		41,474
Revenues	97,196		71,360		52,102
Net income	23,409		13,564		8,209
Net cash provided by operating activities	44,093		32,138		15,063
Net cash (used in)/provided by investing activities	(24,180)		4,506		471
Effects of exchange rate changes	128		1,211		410
Consolidated VIE
Variable Interest Entity [Line Items]
Cash and cash equivalents	75,117		39,706
Prepayment and other current assets	3,100		3,839
Total current assets	87,205		54,575
Total assets	104,569		72,515
Deferred revenue	23,319		17,120
Total current liabilities	53,297		38,442
Total liabilities	53,297		38,442
Total equity	51,272		34,073
Revenues	96,990		70,942		52,005
Net income	31,986	[1]	21,062	[1]	14,944	[1]
Net cash provided by operating activities	36,326		25,755		6,958
Net cash (used in)/provided by investing activities	(850)		(2,521)		549
Effects of exchange rate changes	$ (65)		$ 674		$ 183

[1]	This is net income before service fees charged by Champion Technology and Champion Education Technology.